Portfolio of Investments
Multi-Manager Growth Strategies Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 11.9%
Entertainment 2.8%
Activision Blizzard, Inc.	416,299	38,653,362
Netflix, Inc.(a)	2,722	1,471,867
Roku, Inc.(a)	33,742	11,203,019
Take-Two Interactive Software, Inc.(a)	25,493	5,297,191
Walt Disney Co. (The)(a)	268,002	48,556,602
Total		105,182,041
Interactive Media & Services 9.1%
Alphabet, Inc., Class A(a)	37,476	65,681,937
Alphabet, Inc., Class C(a)	37,562	65,804,117
Facebook, Inc., Class A(a)	685,440	187,234,790
Match Group, Inc.(a)	139,333	21,065,756
Zillow Group, Inc., Class C(a)	18,463	2,396,497
Total		342,183,097
Media 0.0%
Cable One, Inc.	839	1,869,057
Total Communication Services		449,234,195
Consumer Discretionary 16.5%
Automobiles 1.4%
Tesla Motors, Inc.(a)	73,422	51,811,703
Distributors 0.5%
Pool Corp.	52,688	19,626,280
Diversified Consumer Services 0.9%
New Oriental Education & Technology Group, Inc., ADR(a)	173,532	32,243,981
Hotels, Restaurants & Leisure 1.7%
Starbucks Corp.	323,231	34,579,252
Yum China Holdings, Inc.	227,854	13,008,185
Yum! Brands, Inc.	151,497	16,446,514
Total		64,033,951
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 9.1%
Alibaba Group Holding Ltd., ADR(a)	244,018	56,790,309
Amazon.com, Inc.(a)	72,918	237,488,822
Booking Holdings, Inc.(a)	18,056	40,215,587
eBay, Inc.	37,523	1,885,531
Etsy, Inc.(a)	28,134	5,005,320
Total		341,385,569
Multiline Retail 0.4%
Dollar General Corp.	36,400	7,654,920
Dollar Tree, Inc.(a)	52,755	5,699,650
Target Corp.	16,605	2,931,281
Total		16,285,851
Specialty Retail 1.2%
AutoZone, Inc.(a)	2,337	2,770,373
Home Depot, Inc. (The)	64,507	17,134,349
Lowe’s Companies, Inc.	103,524	16,616,637
O’Reilly Automotive, Inc.(a)	5,730	2,593,226
Ross Stores, Inc.	8,119	997,094
TJX Companies, Inc. (The)	35,198	2,403,672
Tractor Supply Co.	32,844	4,617,210
Total		47,132,561
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	338,609	47,903,015
Total Consumer Discretionary		620,422,911
Consumer Staples 5.0%
Beverages 1.5%
Coca-Cola Co. (The)	50,142	2,749,787
Monster Beverage Corp.(a)	575,893	53,258,585
Total		56,008,372
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	134,204	50,565,383
Sprouts Farmers Market, Inc.(a)	252,075	5,066,708
Sysco Corp.	22,008	1,634,314
Total		57,266,405
Multi-Manager Growth Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.3%
Church & Dwight Co., Inc.	96,235	8,394,579
Clorox Co. (The)	23,491	4,743,303
Colgate-Palmolive Co.	227,433	19,447,796
Procter & Gamble Co. (The)	129,909	18,075,538
Total		50,661,216
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A	70,280	18,707,833
Herbalife Nutrition Ltd.(a)	53,469	2,569,185
Total		21,277,018
Tobacco 0.1%
Altria Group, Inc.	68,361	2,802,801
Total Consumer Staples		188,015,812
Energy 0.4%
Energy Equipment & Services 0.4%
Schlumberger NV	715,266	15,614,257
Total Energy		15,614,257
Financials 2.6%
Capital Markets 2.6%
Cboe Global Markets, Inc.	1,068	99,452
Factset Research Systems, Inc.	57,949	19,268,043
MSCI, Inc.	104,797	46,795,004
S&P Global, Inc.	32,340	10,631,128
SEI Investments Co.	366,568	21,066,663
Virtu Financial, Inc. Class A	4,652	117,091
Total		97,977,381
Insurance 0.0%
Aon PLC, Class A	1,357	286,693
Total Financials		98,264,074
Health Care 16.3%
Biotechnology 3.2%
AbbVie, Inc.	61,883	6,630,764
Amgen, Inc.	8,857	2,036,401
BioMarin Pharmaceutical, Inc.(a)	127,479	11,178,634
Exact Sciences Corp.(a)	250,393	33,174,569
Moderna, Inc.(a)	45,626	4,766,548
Neurocrine Biosciences, Inc.(a)	19,600	1,878,660
Regeneron Pharmaceuticals, Inc.(a)	64,389	31,106,970
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	147,698	25,181,032
Vertex Pharmaceuticals, Inc.(a)	23,307	5,508,376
Total		121,461,954
Health Care Equipment & Supplies 5.0%
Abbott Laboratories	62,101	6,799,438
ABIOMED, Inc.(a)	95,729	31,035,342
Align Technology, Inc.(a)	72,842	38,925,308
Danaher Corp.	9,967	2,214,069
DexCom, Inc.(a)	21,677	8,014,420
Edwards Lifesciences Corp.(a)	334,140	30,483,592
IDEXX Laboratories, Inc.(a)	67,734	33,858,195
Intuitive Surgical, Inc.(a)	32,600	26,670,060
Quidel Corp.(a)	3,827	687,521
ResMed, Inc.	18,607	3,955,104
West Pharmaceutical Services, Inc.	12,309	3,487,263
Total		186,130,312
Health Care Providers & Services 1.7%
Anthem, Inc.	4,503	1,445,868
Chemed Corp.	1,247	664,165
HCA Healthcare, Inc.	12,209	2,007,892
Humana, Inc.	9,102	3,734,278
McKesson Corp.	8,076	1,404,578
UnitedHealth Group, Inc.	157,708	55,305,041
Total		64,561,822
Health Care Technology 0.6%
Cerner Corp.	296,244	23,249,229
Veeva Systems Inc., Class A(a)	3,033	825,734
Total		24,074,963
Life Sciences Tools & Services 1.9%
Illumina, Inc.(a)	157,712	58,353,440
Repligen Corp.(a)	7,322	1,403,115
Thermo Fisher Scientific, Inc.	14,397	6,705,835
Waters Corp.(a)	12,408	3,069,987
Total		69,532,377

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	490,208	30,407,602
Eli Lilly and Co.	58,140	9,816,358
Johnson & Johnson	53,241	8,379,068
Merck & Co., Inc.	97,011	7,935,500
Novartis AG, ADR	468,563	44,246,404
Novo Nordisk A/S, ADR	159,008	11,106,709
Roche Holding AG, ADR	751,317	32,888,902
Royalty Pharma PLC, Class A	36,309	1,817,265
Zoetis, Inc.	9,174	1,518,297
Total		148,116,105
Total Health Care		613,877,533
Industrials 5.7%
Aerospace & Defense 1.6%
Boeing Co. (The)	263,041	56,306,557
Lockheed Martin Corp.	4,637	1,646,042
Total		57,952,599
Air Freight & Logistics 0.9%
Expeditors International of Washington, Inc.	311,821	29,657,295
United Parcel Service, Inc., Class B	20,293	3,417,341
Total		33,074,636
Building Products 0.6%
Trane Technologies PLC	161,810	23,488,340
Commercial Services & Supplies 0.1%
Cintas Corp.	9,089	3,212,598
Republic Services, Inc.	3,090	297,567
Rollins, Inc.	30,154	1,178,117
Total		4,688,282
Electrical Equipment 0.0%
Rockwell Automation, Inc.	2,547	638,813
Machinery 1.4%
Deere & Co.	181,050	48,711,503
Illinois Tool Works, Inc.	9,549	1,946,850
Total		50,658,353
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.4%
CoStar Group, Inc.(a)	14,574	13,470,457
TransUnion	25,815	2,561,364
Total		16,031,821
Road & Rail 0.6%
Old Dominion Freight Line, Inc.	27,353	5,338,758
Uber Technologies, Inc.(a)	362,485	18,486,735
Total		23,825,493
Trading Companies & Distributors 0.1%
Fastenal Co.	25,922	1,265,771
W.W. Grainger, Inc.	1,816	741,546
Total		2,007,317
Total Industrials		212,365,654
Information Technology 39.0%
Communications Equipment 0.6%
Cisco Systems, Inc.	492,542	22,041,254
Electronic Equipment, Instruments & Components 0.0%
CDW Corp.	15,185	2,001,231
IT Services 9.0%
Accenture PLC, Class A	40,312	10,529,898
Akamai Technologies, Inc.(a)	20,667	2,169,828
Automatic Data Processing, Inc.	53,373	9,404,323
Booz Allen Hamilton Holdings Corp.	66,954	5,837,050
Gartner, Inc.(a)	24,005	3,845,361
GoDaddy, Inc., Class A(a)	89,414	7,416,891
MasterCard, Inc., Class A	128,287	45,790,762
PayPal Holdings, Inc.(a)	264,067	61,844,491
Square, Inc., Class A(a)	149,738	32,588,978
Visa, Inc., Class A	734,056	160,560,069
Total		339,987,651
Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices, Inc.(a)	125,642	11,522,628
Applied Materials, Inc.	562,177	48,515,875
Lam Research Corp.	15,055	7,110,025
Monolithic Power Systems, Inc.	7,920	2,900,542
NVIDIA Corp.	269,450	140,706,790
QUALCOMM, Inc.	400,616	61,029,841

Multi-Manager Growth Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Teradyne, Inc.	128,026	15,349,037
Texas Instruments, Inc.	35,191	5,775,899
Total		292,910,637
Software 17.5%
Adobe, Inc.(a)	139,051	69,542,186
Atlassian Corp. PLC, Class A(a)	15,305	3,579,380
Autodesk, Inc.(a)	234,932	71,734,137
Coupa Software, Inc.(a)	9,644	3,268,448
Crowdstrike Holdings, Inc., Class A(a)	13,516	2,862,959
DocuSign, Inc.(a)	7,463	1,659,025
Dropbox, Inc., Class A(a)	42,112	934,465
Dynatrace, Inc.(a)	35,014	1,515,056
Fair Isaac Corp.(a)	9,434	4,821,151
Fortinet, Inc.(a)	92,873	13,794,427
HubSpot, Inc.(a)	1,609	637,872
Intuit, Inc.	109,489	41,589,397
Microsoft Corp.	748,774	166,542,313
Oracle Corp.	955,966	61,841,441
RingCentral, Inc., Class A(a)	2,100	795,837
Salesforce.com, Inc.(a)	413,763	92,074,680
ServiceNow, Inc.(a)	112,277	61,800,629
Splunk, Inc.(a)	171,074	29,063,762
Workday, Inc., Class A(a)	92,973	22,277,261
Zoom Video Communications, Inc., Class A(a)	18,824	6,349,712
Zscaler, Inc.(a)	9,827	1,962,550
Total		658,646,688
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	1,146,564	152,137,577
NCR Corp.(a)	21,425	804,937
Total		152,942,514
Total Information Technology		1,468,529,975
Materials 0.8%
Chemicals 0.7%
Sherwin-Williams Co. (The)	35,869	26,360,487
Construction Materials 0.1%
Eagle Materials, Inc.	45,465	4,607,878
Total Materials		30,968,365
Total Common Stocks (Cost $2,290,166,438)		3,697,292,776

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.107%(b),(c)	63,530,788	63,524,435
Total Money Market Funds (Cost $63,524,435)		63,524,435
Total Investments in Securities (Cost: $2,353,690,873)		3,760,817,211
Other Assets & Liabilities, Net		2,992,793
Net Assets		3,763,810,004

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.107%
	42,353,538	743,496,637	(722,328,404)	2,664	63,524,435	9,484	70,975	63,530,788
Abbreviation Legend
ADR	American Depositary Receipt
4	Multi-Manager Growth Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Growth Strategies Fund | Quarterly Report 2020	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT117_03_K01_(02/21)